Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 11,680,684	$ 10,229,656
Investment in concessions at end of period	$ 715,937	13,940,366	11,680,684	$ 10,229,656
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		14,960,690	13,171,787	11,917,919
Land transfer		283,728
Increase		2,365,694	1,788,903	1,253,868
Investment in concessions at end of period		17,610,112	14,960,690	13,171,787
Depreciation
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(3,280,006)	(2,942,131)	(2,650,808)
Increase		(389,740)	(337,875)	(291,323)
Investment in concessions at end of period		(3,669,746)	(3,280,006)	(2,942,131)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		11,680,684	10,229,656
Investment in concessions at end of period		13,940,366	11,680,684	10,229,656
Airport concessions | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to concessioned assets | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		9,694,492	8,594,136
Investment in concessions at end of period		11,873,540	9,694,492	8,594,136
Improvements to concessioned assets in progress | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		1,303,793	615,246
Investment in concessions at end of period		$ 1,774,167	$ 1,303,793	$ 615,246